United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3387

(Investment Company Act File Number)

Federated U.S. Government Securities Fund: 2-5 Years
_________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  01/31/2011

Date of Reporting Period:  Quarter ended 10/31/2010

Item 1.                      Schedule of Investments

Federated U.S. Government Securities Fund: 2-5 Years

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 66.8%
		U.S. Treasury Bonds – 5.9%
$35,000,000		8.875%, 8/15/2017	50,864,842
		U.S. Treasury Notes – 60.9%
100,000,000	[1]	0.500%, 10/15/2013	100,007,810
25,000,000		1.000%, 7/15/2013	25,375,758
107,000,000	[1]	1.250%, 9/30/2015	107,522,460
20,448,200		U.S. Treasury Inflation-Protected Note 1.875%, 7/15/2019	23,112,793
5,000,000		2.500%, 6/30/2017	5,218,164
39,900,000		2.625%, 12/31/2014	42,696,818
45,000,000	[2]	2.750%, 10/31/2013	48,007,903
14,569,680		U.S. Treasury Inflation-Protected Note 3.000%, 7/15/2012	15,484,746
30,000,000		3.125%, 4/30/2013	32,070,294
24,200,000		3.250%, 7/31/2016	26,597,313
10,000,000		3.250%, 3/31/2017	10,934,375
37,000,000		4.000%, 11/15/2012	39,788,009
40,000,000		4.250%, 11/15/2014	45,444,432
		TOTAL	522,260,875
		TOTAL U.S. TREASURY (IDENTIFIED COST $543,066,414)	573,125,717
		FDIC-Guaranteed Debt – 20.1%
30,000,000		GMAC LLC, 1.750%, 10/30/2012	30,796,531
35,000,000		GMAC LLC, 2.200%, 12/19/2012	36,299,774
20,000,000		Citigroup Funding, Inc., 2.000%, 3/30/2012	20,432,339
20,000,000		General Electric Capital Corp., 2.000%, 9/28/2012	20,602,172
38,000,000		JPMorgan Chase & Co., 2.200%, 6/15/2012	39,148,411
25,000,000		Morgan Stanley, 2.250%, 3/13/2012	25,652,351
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $167,886,778)	172,931,578
		GOVERNMENT AGENCIES – 10.3%
10,000,000	[3]	Federal Home Loan Bank System Floating Rate Note, 0.315%, 2/21/2012	10,001,130
5,000,000	[3]	Federal National Mortgage Association Floating Rate Note, 0.166%, 8/11/2011	5,000,004
10,000,000		Federal National Mortgage Association, 4.000%, 1/18/2013	10,078,690
15,000,000		Federal Farm Credit System, 3.875%, 10/7/2013	16,404,465
30,125,000		Federal Home Loan Bank System, 4.875%, 12/13/2013	33,915,981
12,000,000	[1]	Federal National Mortgage Association, 2.375%, 7/28/2015	12,587,922
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $82,685,414)	87,988,192
		MUTUAL FUND – 2.2%
18,578,669	[4,5]	Federated Government Obligations Fund, Institutional Shares, 0.04% (AT NET ASSET VALUE)	18,578,669

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT – 21.4%
$183,564,000	Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579 (purchased with proceeds from securities lending collateral). (AT COST)	183,564,000
	TOTAL INVESTMENTS — 120.8% (IDENTIFIED COST $995,781,275)[6]	1,036,188,156
	OTHER ASSETS AND LIABILITIES - NET — (20.8)%[7]	(178,141,795)
	TOTAL NET ASSETS — 100%	$858,046,361

At October 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
8United States Treasury Notes 2-Year Long Futures	700	$153,989,063	December 2010	$600,051
8United States Treasury Bonds 30-Year Long Futures	200	$26,187,500	December 2010	$194,970
8United States Treasury Notes 5-Year Short Futures	450	$54,710,156	December 2010	$(304,403)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$490,618

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers. As of October 31, 2010, the securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$180,115,068	$183,564,000
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	Floating rate note with current rate and next reset date shown.
4	Affiliated company.
5	7-Day net yield.
6	At October 31, 2010, the cost of investments for federal tax purposes was $995,781,275. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $40,406,881. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $40,466,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $59,228.
7	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$573,125,717	$ —	$573,125,717
Corporate Bonds	—	172,931,578	—	172,931,578
Government Agencies	—	87,988,192	—	87,988,192
Mutual Fund	18,578,669	—	—	18,578,669
Repurchase Agreement	—	183,564,000	—	183,564,000
TOTAL SECURITIES	$18,578,669	$1,017,609,487	$ —	$1,036,188,156
OTHER FINANCIAL INSTRUMENTS*	$490,618	$ —	$ —	$490,618
*	Other financial instruments include futures contracts.

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated U.S. Government Securities Fund: 2-5 Years

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date                                   December 20, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	December 20, 2010